Description of the Business and Group Composition - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Natuzzi Vietnam JSC [Member] | Manufacturing and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	69.19%	0.00%	0.00%
Natuzzi Singapore [Member] | Manufacturing and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	93.00%
Vietnamese partners and Natuzzi Vietnam JSC [Member] | Manufacturing and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	7.00%
Natuzzi S.p.A [Member] | Dormant [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%